Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

September 28, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A of Deutsche Ultra-Short Investment Grade Fund (the “Fund”), a series of Deutsche Income Trust (the “Trust”); (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 88 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on December 1, 2016. No fees are required in connection with this filing.

This filing is being made to modify the Fund’s investment objective. The enclosed filing contains the Fund’s statutory Prospectuses and the Fund’s Statement of Additional Information.

Other than the sections directly relating to the foregoing, all of the disclosure in the Prospectuses and Statement of Additional Information represent standard Deutsche disclosure that has been reviewed by the staff of the Commission.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/ Caroline Pearson

Caroline Pearson

Managing Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.